Unaudited Condensed Consolidated Statements of Financial Position - GBP (£) £ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	£ 4,896	£ 4,753
Property, plant and equipment	952	1,189
Deferred tax asset	34	44
Other non-current assets	2,600	0
Total non-current assets	8,482	5,986
Current assets
Prepayments, accrued income and other receivables	5,133	4,628
Current income tax receivable	5,143	9,822
Cash and cash equivalents	71,027	87,356
Total current assets	81,303	101,806
Total assets	89,785	107,792
Capital and reserves
Share capital and share premium	143,136	142,937
Other reserves	70,395	66,887
Accumulated deficit	(136,084)	(110,594)
Total equity attributable to equity holders of the Company	77,447	99,230
Non-current liabilities
Provisions	46	46
Lease liabilities	195	367
Total non-current liabilities	241	413
Current liabilities
Trade payables	3,891	2,257
Payroll taxes and social security	152	177
Accrued expenditure	7,811	5,437
Lease liabilities	243	278
Total current liabilities	12,097	8,149
Total liabilities	12,338	8,562
Total equity and liabilities	£ 89,785	£ 107,792